                                [LOGO]JPMORGAN

                          SELECT GROWTH AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                  JUNE 30, 2002

JPMORGAN SELECT GROWTH AND INCOME FUND

PRESIDENT'S LETTER                                                AUGUST 5, 2002

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Select Growth and Income Fund for the six months ended June 30, 2002.

THE CLOUD...
The first half of 2002 was disappointing for U.S. equity securities and their investors. A veritable cascade of negative economic and corporate news through most of the first quarter and all of the second combined to send the nation's equity markets reeling over the first half of 2002.

On the economic front, first quarter GDP growth of 6.1% (annualized) was countered by a second quarter drop to 2.0%, leading investors here and abroad to speculate that the U.S. economy might slide back into recession, taking the long hoped for global economic recovery along with it. Rising geopolitical risk, a rapidly falling dollar and a general lack of corporate spending on new ventures, or technology, also weighed heavily on investor sentiment.

The nation's equity markets were further undermined by a series of high profile accounting scandals and irregularities, a nearly continuous stream of earnings downgrades, and a widespread lack of confidence in corporate governance, to name some of the more prominent issues of the first half.

Unsurprisingly, investors reacted by selling equities across the board and, in the process, sending most investment indices to levels that were at or near their post-September 11th lows.

....AND A SILVER LINING
Inflation and interest rates are quite low by historic standards. Some corporations appear to be spending once again, albeit at a modest pace. Housing remains strong. The global macroeconomic environment is gradually improving. In fact, we expect that the GDP growth rate for 2002 will be about 2.8%, far better than the 1.2% growth rate recorded in 2001.

The equity markets, on the other hand, will likely remain subdued over the near term, at least until investors come to terms with their concerns about corporate management, and they begin to see a pattern of consistently positive earnings announcements. Both will take time to achieve.

Do we think that the market has been oversold? Yes, and therein lies an opportunity for careful, long-term investors. Many of U.S. companies have seen their shares of strong companies punished along with the bad. When the pendulum swings the other way, and investors once again regain their faith in equities, early investors in the downtrodden shares of such concerns will profit handsomely. Identifying and investing in equity securities with long-term appreciation is a primary focus of our research and management efforts on your behalf, and all of us here would like to thank you for allowing us to do so.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN SELECT GROWTH AND INCOME FUND
AS OF JUNE 30, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Select Growth and Income Fund, which seeks to provide capital growth over the long term and earn income from dividends, declined 7.53% during the six months ended June 30, 2002. This compares with a decline of 9.46% by its index, the S&P 500/BARRA Value Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?
A: As the year unfolded it became increasingly apparent that the expected earnings recovery was unlikely to take place in 2002. Furthermore, there was a growing distrust of the accuracy of reported corporate earnings. As these issues affected companies in utilities, communications and industrials, there was no relief from the declines by seeking shelter in the traditional value sectors. Given the poor market environment, the Fund posted a material decline for the quarter, but did outperform its benchmark.

Some of the outperformance came from being underweight technology, which continued to struggle with further profit erosion. An equally significant contribution was made by stock and sector selection in the consumer staples sector. Consumer staples performance was led by two non-benchmark names, Kraft Foods and Anheuser Busch, which advanced as investors looked for relatively safe havens.

Disappointments have been in the more cyclical sectors such as industrials and media. In particular our exposure to Liberty Media and Hughes Electronics detracted from performance.

Q: HOW WAS THE FUND MANAGED?
A: During this period we took advantage of the volatility in the market place and increased our holdings in AOL Time Warner, Clear Channel and Hughes Electronics. All of these stocks appear to be oversold and are core holdings in the Fund going forward.

Q: WHAT'S AHEAD?
A: Following the downdraft in stock prices, several of the highest quality U.S. companies are valued at levels 40% or more below the peaks of two years ago. High-profile names include General Electric, Citigroup, AIG and Pfizer, which are trading at less than 20 times forward earnings. These valuations are attractive at a time when the 10-year Treasury bond yield is below 5% and there is little likelihood of any interest rate increases this year. Naturally, several factors are weighing on the market, including the threat of terrorism, the continuing emergence of corporate scandals and the lack of profit growth in a seemingly robust economy. Without attempting to "call the bottom" we believe investing at today's levels will be rewarding over the long haul.

                                   (UNAUDITED)

[CHART]

Finance & Insurance                            31.6%
Consumer Goods & Services                      17.8%
Energy                                         15.2%
Telecommunications                             10.7%
Industrial Products & Services                  7.9%
Utilities                                       6.2%
Technology                                      4.6%
Health Services & Systems                       1.8%
Short-Term Investments                          1.8%
Pharmaceuticals                                 1.7%
REITs                                           0.7%


TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. EXXON MOBIL CORP. (6.3%)

 2. CITIGROUP, INC. (4.6%)

 3. CHEVRONTEXACO CORP. (4.0%)

 4. VERIZON COMMUNICATIONS, INC. (3.3%)

 5. AMERICAN INTERNATIONAL GROUP, INC. (2.8%)

6. SBC COMMUNICATIONS, INC. (2.4%)

 7. PHILIP MORRIS COMPANIES, INC. (2.3%)

 8. WELLS FARGO & CO. (2.0%)

 9. AT&T CORP. (1.9%)

10. GANNETT CO., INC. (1.8%)

TOP 10 EQUITY HOLDINGS COMPRISED 31.4% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($420,921 IN THOUSANDS). AS OF JUNE 30, 2002 THE PORTFOLIO HELD 93 EQUITY HOLDINGS.
PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.


AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------
                                                1 YEAR            3 YEARS           5 YEARS         10 YEARS
---------------------------------------------------------------------------------------------------------------
Select Growth & Income                         (14.33%)           (6.50%)            2.69%            9.50%

                                   (UNAUDITED)

                      10 YEAR PERFORMANCE (6/30/92 TO 6/30/02)

[CHART]

                   JPMORGAN SELECT            S&P 500/ BARRA            LIPPER LARGE-CAP VALUE
                 GROWTH & INCOME FUND          VALUE INDEX                    FUNDS INDEX
06/30/92             5,000,000.00              5,000,000.00                  5,000,000.00
07/31/92             5,192,500.00              5,180,500.00                  5,194,500.00
08/31/92             5,072,553.25              5,030,265.50                  5,088,012.75
09/30/92             5,116,177.21              5,085,598.42                  5,148,051.30
10/31/92             5,246,128.11              5,044,913.63                  5,182,543.24
11/30/92             5,490,597.68              5,181,630.79                  5,395,545.77
12/31/92             5,606,998.35              5,275,418.31                  5,478,637.18
01/31/93             5,700,074.52              5,421,019.86                  5,541,641.50
02/28/93             5,774,745.50              5,608,045.04                  5,595,949.59
03/31/93             5,926,621.31              5,762,827.08                  5,758,791.72
04/30/93             5,898,173.52              5,739,775.78                  5,651,678.20
05/31/93             6,091,043.80              5,847,109.58                  5,804,273.51
06/30/93             6,122,717.22              5,924,291.43                  5,830,392.74
07/31/93             6,078,021.39              5,997,752.64                  5,812,901.56
08/31/93             6,260,969.83              6,232,864.55                  6,047,742.78
09/30/93             6,281,004.94              6,230,371.40                  6,069,514.66
10/31/93             6,319,947.17              6,264,015.41                  6,173,910.31
11/30/93             6,226,411.95              6,151,889.53                  6,075,745.14
12/31/93             6,335,996.80              6,256,471.65                  6,205,158.51
01/31/94             6,530,511.90              6,548,023.23                  6,407,446.68
02/28/94             6,412,962.69              6,310,984.79                  6,253,667.96
03/31/94             6,166,704.92              6,051,603.31                  5,994,140.74
04/30/94             6,154,371.51              6,179,292.14                  6,068,468.08
05/31/94             6,199,913.86              6,281,868.39                  6,155,854.02
06/30/94             6,081,495.50              6,107,860.64                  6,007,497.94
07/31/94             6,195,827.62              6,314,306.33                  6,182,916.88
08/31/94             6,399,670.35              6,493,001.20                  6,433,325.01
09/30/94             6,267,197.17              6,264,447.56                  6,265,415.23
10/31/94             6,329,869.14              6,401,012.51                  6,368,168.04
11/30/94             6,103,892.82              6,141,771.51                  6,146,555.79
12/31/94             6,119,762.94              6,217,315.30                  6,216,011.87
01/31/95             6,174,228.83              6,385,804.54                  6,327,900.09
02/28/95             6,420,580.56              6,633,573.76                  6,563,297.97
03/31/95             6,599,714.75              6,816,660.39                  6,716,879.14
04/30/95             6,703,330.28              7,040,928.52                  6,912,340.32
05/31/95             6,929,902.84              7,354,249.84                  7,168,788.15
06/30/95             7,106,615.36              7,410,142.14                  7,324,350.85
07/31/95             7,422,859.75              7,665,051.03                  7,555,800.34
08/31/95             7,467,396.90              7,730,203.96                  7,601,890.72
09/30/95             7,601,063.31              7,999,215.06                  7,874,798.60
10/31/95             7,455,883.00              7,874,427.30                  7,811,800.21
11/30/95             7,745,916.85              8,287,047.29                  8,150,051.16
12/31/95             7,806,335.00              8,516,598.50                  8,282,081.99
01/31/96             8,085,801.79              8,771,244.80                  8,537,170.11
02/29/96             8,162,616.91              8,853,694.50                  8,632,786.42
03/31/96             8,320,971.68              9,060,870.95                  8,726,020.51
04/30/96             8,440,793.67              9,153,291.84                  8,844,694.39
05/31/96             8,553,900.30              9,291,506.54                  9,008,321.24
06/30/96             8,525,672.43              9,246,907.31                  9,013,726.23
07/31/96             8,144,574.88              8,856,687.82                  8,660,388.16
08/31/96             8,430,449.45              9,101,132.41                  8,885,558.25
09/30/96             8,817,407.08              9,490,660.87                  9,320,950.61
10/31/96             8,949,668.19              9,812,394.28                  9,517,622.67
11/30/96             9,531,396.62             10,563,042.44                  10,199,084.45
12/31/96             9,357,925.20             10,389,808.54                  10,026,719.92
01/31/97             9,873,546.88             10,868,778.72                  10,533,069.28
02/28/97             9,870,584.82             10,948,120.80                  10,617,333.83
03/31/97             9,487,606.13             10,573,695.07                  10,211,751.68
04/30/97             9,874,700.46             10,970,208.64                  10,666,174.63
05/31/97            10,448,420.55             11,658,040.72                  11,280,546.29
06/30/97            10,852,774.43             12,103,377.87                  11,750,945.07
07/31/97            11,717,740.55             13,071,648.10                  12,636,966.33
08/31/97            11,297,073.67             12,480,809.61                  12,096,104.17
09/30/97            11,900,337.40             13,212,185.05                  12,715,424.70
10/31/97            11,577,838.26             12,727,297.86                  12,331,418.88
11/30/97            11,944,855.73             13,212,207.91                  12,735,889.41
12/31/97            12,170,613.50             13,505,518.92                  12,881,078.55
01/31/98            12,112,194.56             13,339,401.04                  12,899,112.06
02/28/98            12,975,794.03             14,339,856.12                  13,747,873.64
03/31/98            13,581,763.61             15,066,886.82                  14,358,279.23
04/30/98            13,680,910.49             15,244,676.09                  14,504,733.68
05/31/98            13,338,887.72             15,029,726.16                  14,258,153.20
06/30/98            13,598,996.03             15,143,952.07                  14,524,780.67
07/31/98            13,185,586.55             14,815,328.31                  14,273,501.96
08/31/98            11,177,421.72             12,433,023.52                  12,325,168.94
09/30/98            11,962,076.73             13,188,951.35                  12,918,009.57
10/31/98            12,700,136.86             14,221,646.24                  13,952,742.14
11/30/98            13,070,980.86             14,962,594.01                  14,664,331.99
12/31/98            13,972,878.54             15,487,781.06                  15,230,375.20
01/31/99            14,104,223.60             15,800,634.24                  15,483,199.43
02/28/99            13,521,719.16             15,460,920.60                  15,128,634.16
03/31/99            13,990,922.82             15,929,386.50                  15,588,544.64
04/30/99            14,798,199.06             17,302,499.61                  16,506,709.92
05/31/99            14,669,454.73             16,996,245.37                  16,224,445.18
06/30/99            15,166,749.25             17,648,901.19                  16,939,943.21
07/31/99            14,616,196.25             17,105,315.04                  16,458,848.83
08/31/99            14,215,712.47             16,672,550.56                  16,159,297.78
09/30/99            13,723,848.82             16,020,653.84                  15,561,403.76
10/31/99            14,423,765.11             16,924,218.71                  16,311,463.42
11/30/99            14,524,731.46             16,824,365.82                  16,368,553.54
12/31/99            15,201,583.95             17,456,961.98                  16,872,704.99
01/31/00            14,845,866.89             16,901,830.59                  16,158,989.57
02/29/00            14,338,138.24             15,845,466.18                  15,478,696.11
03/31/00            15,734,672.90             17,498,148.30                  16,896,544.67
04/30/00            15,544,283.36             17,380,910.70                  16,708,993.03
05/31/00            15,216,298.98             17,434,791.53                  16,720,689.32
06/30/00            15,016,965.47             16,746,117.26                  16,536,761.74
07/31/00            15,300,786.11             17,081,039.61                  16,462,346.31
08/31/00            16,226,483.67             18,227,177.37                  17,519,228.95
09/30/00            15,739,689.16             18,223,531.93                  17,242,425.13
10/31/00            15,813,665.70             18,564,311.98                  17,380,364.53
11/30/00            14,936,007.26             17,613,819.20                  16,634,746.89
12/31/00            15,381,100.27             18,520,930.89                  17,305,127.19
01/31/01            15,378,024.05             19,302,514.18                  17,448,759.75
02/28/01            14,539,921.74             18,022,757.49                  16,607,729.53
03/31/01            13,844,913.48             17,310,858.57                  15,961,688.85
04/30/01            14,876,359.54             18,484,534.78                  16,866,716.61
05/31/01            15,042,974.76             18,678,622.39                  17,138,270.74
06/30/01            14,468,333.13             18,073,435.03                  16,672,109.78
07/31/01            14,371,395.29             17,760,764.60                  16,558,739.43
08/31/01            13,470,308.81             16,734,192.41                  15,783,790.43
09/30/01            12,422,318.78             15,144,444.13                  14,552,654.77
10/31/01            12,505,548.32             15,144,444.13                  14,647,247.03
11/30/01            13,209,610.69             16,106,116.33                  15,586,135.56
12/31/01            13,403,791.97             16,350,929.30                  15,821,486.21
01/31/02            13,275,115.56             15,902,913.84                  15,528,788.72
02/28/02            13,244,582.80             15,759,787.61                  15,443,380.38
03/31/02            13,827,344.44             16,566,688.74                  16,124,433.45
04/30/02            13,135,977.22             15,736,697.63                  15,437,532.59
05/31/02            13,271,277.79             15,799,644.42                  15,457,601.38
06/30/02           $13,338,888.00            $14,258,153.00                 $15,029,726.00

Source: Lipper Analytical Services. Past Performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/6/98.

Returns for the Fund prior to 1/6/98 (offering date of the Fund) are calculated using the historical expenses of the JPMorgan Growth and Income Fund (Select Shares), which are higher than the expenses of the Select Growth and Income Fund.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Select Growth and Income Fund, S&P 500/BARRA Value Index, and Lipper Large-Cap Value Funds Index from June 30, 1992 to June 30, 2002. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500/BARRA Value Index contains large U.S. companies with lower price-to-book ratios relative to the S&P 500 Index. The Lipper Large-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

                                   (UNAUDITED)

JPMORGAN  SELECT GROWTH AND INCOME FUND
Statement of Assets & Liabilities

 As of June 30, 2002 (unaudited)
(Amounts in thousands, except per share amounts)

  ASSETS:
      Investment in Portfolio, at value                                                                   $        395,408
      Deferred organization costs                                                                                        3
      Receivables:
           Expense reimbursement                                                                                        11
------------------------------------------------------------------------------------------------------------------------------
  Total Assets                                                                                                     395,422
------------------------------------------------------------------------------------------------------------------------------
  LIABILITIES:
      Accrued liabilities:
           Administration fees                                                                                          33
           Trustees' fees                                                                                               35
           Other                                                                                                       181
------------------------------------------------------------------------------------------------------------------------------
  Total Liabilities                                                                                                    249
------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS:
      Paid in capital                                                                                              428,540
      Accumulated undistributed (overdistributed) net investment income                                              2,951
      Accumulated net realized gain (loss) on investments                                                            5,935
      Net unrealized appreciation (depreciation) of investments                                                    (42,253)
------------------------------------------------------------------------------------------------------------------------------
  Total Net Assets                                                                                        $        395,173
------------------------------------------------------------------------------------------------------------------------------
  Shares of beneficial interest outstanding ($0.001 par value;
       unlimited number of shares authorized):                                                                      10,799
  Net asset value, redemption and offering price per share:                                               $          36.59

                       See notes to financial statements.

JPMORGAN  SELECT GROWTH AND INCOME FUND
Statement of Operations

 For the six months ended June 30, 2002 (unaudited)
(Amounts in thousands)

  INVESTMENT INCOME:
      Allocated investment income from Portfolio                                                          $          4,285
      Foreign taxes withheld                                                                                           (17)
      Allocated expenses from Portfolio                                                                               (985)
--------------------------------------------------------------------------------------------------------------------------------
  Total investment income                                                                                            3,283
--------------------------------------------------------------------------------------------------------------------------------
  EXPENSES:
      Administration fees                                                                                              214
      Accounting fees                                                                                                    5
      Organization expenses                                                                                              2
      Professional fees                                                                                                  8
      Transfer agent fees                                                                                                6
      Trustees' fees                                                                                                     1
--------------------------------------------------------------------------------------------------------------------------------
  Total expenses                                                                                                       236
--------------------------------------------------------------------------------------------------------------------------------
      Less expense reimbursements                                                                                        4
--------------------------------------------------------------------------------------------------------------------------------
             Net expenses                                                                                              232
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                                                                              3,051
--------------------------------------------------------------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
      Net realized gain (loss) allocated from Portfolio                                                              6,913
      Change in net unrealized appreciation/depreciation allocated from Portfolio                                  (42,266)
--------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments                                                       (35,353)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations                                               $        (32,302)

                       See notes to financial statements.

JPMORGAN  SELECT GROWTH AND INCOME FUND

Statement of Changes in Net Assets For the periods indicated (unaudited)

(Amounts in thousands)

                                                                                            1/1/02        11/1/01          YEAR
                                                                                           THROUGH        THROUGH         ENDED
                                                                                           6/30/02        12/31/01       10/31/01
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
     Net investment income                                                              $     3,051   $       948    $     6,194
     Net realized gain (loss) allocated from Portfolio                                        6,913         3,932         (2,970)
     Change in net unrealized appreciation/depreciation allocated from Portfolio            (42,266)       23,952       (112,174)
------------------------------------------------------------------------------------------------------------------------------------
         Increase (decrease) in net assets from operations                                  (32,302)       28,832       (108,950)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                        -        (6,053)        (5,226)
     Net realized gain on investment transactions                                                 -             -        (47,888)
------------------------------------------------------------------------------------------------------------------------------------
         Total distributions to shareholders                                                      -        (6,053)       (53,114)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued                                                             14,593        21,534         32,322
     Dividends reinvested                                                                         -         6,053         53,114
     Cost of shares redeemed                                                                (31,965)       (8,647)       (51,368)
------------------------------------------------------------------------------------------------------------------------------------
         Increase (decrease) from capital share transactions                                (17,372)       18,940         34,068
------------------------------------------------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets                                            (49,674)       41,719       (127,996)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                                                    444,847       403,128        531,124
------------------------------------------------------------------------------------------------------------------------------------
     End of period                                                                      $   395,173   $   444,847    $   403,128
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                       $     2,951   $      (100)   $     5,005
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Issued                                                                                     371           544            744
     Reinvested                                                                                   -           155          1,189
     Redeemed                                                                                  (814)         (220)        (1,193)
------------------------------------------------------------------------------------------------------------------------------------
         Change in shares                                                                      (443)          479            740
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN SELECT GROWTH AND INCOME FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION
Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. JPMorgan Select Growth and Income Fund (the "Fund") is a separate series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUND:
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund utilizes a Master Feeder structure and seeks to achieve its investment objective by investing all of its investable assets in the Growth and Income Portfolio (the "Portfolio"), which, like the Fund, is an open-end management investment company having the same investment objective as the Fund. As of June 30, 2002, the Fund owned 29.50% of the net assets of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

A. VALUATION OF INVESTMENTS - The Fund records its investment in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the notes to the Portfolio's financial statements.

B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Realized gains/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements allocated from the Portfolio.

C. ALLOCATION OF EXPENSES - Expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

D. FEDERAL INCOME TAXES - The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income tax or excise tax is necessary.

E. DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition - "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATION FEE - Pursuant to an Administration Agreement, JPMorgan Chase Bank ("JPMCB" or the "Administrator") provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.10% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex plus 0.025% of the average daily net assets in excess of $25 billion.

BISYS Fund Services, LP ("BISYS") serves as the Fund's Sub-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to JPMorgan as Administrator.

B. OTHER - Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

4. BANK BORROWINGS
Pursuant to a Line of Credit Agreement dated April 12, 2002, the Fund may borrow money for temporary or emergency purposes. The Fund has entered into an agreement, enabling it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings of up to $400 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in other expenses on the Statement of Operations. This agreement will expire on April 11, 2003.

Prior to April 12, 2002, the Fund could borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets would be repaid before the Fund could make additional investments. The Fund had entered into an agreement, which enabled it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings of up to $350 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds would also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This Agreement expired on April 12, 2002.

5. CONCENTRATION OF SHAREHOLDERS
At June 30, 2002, all of the Fund's outstanding shares are owned by the participants in the 401(k) Savings Plan of the JPMCB.

JPMORGAN SELECT GROWTH AND INCOME FUND
Financial Highlights (unaudited)

                                                         1/1/02       11/1/01             YEAR ENDED OCTOBER 31,         1/6/98 *
                                                         THROUGH      THROUGH^     ---------------------------------     THROUGH
                                                         6/30/02      12/31/01       2001        2000        1999       10/31/98
                                                        ---------     ---------    ---------   ---------   ---------    ---------
Per share operating performance:
Net asset value, beginning of period                      $39.57        $37.45       $52.99      $48.88      $43.51       $42.00
                                                        ---------     ---------    ---------   ---------   ---------    ---------

Income from investment operations:
   Net investment income                                    0.28          0.09         0.53        0.49        0.53         0.38
   Net gains or losses on securities (both
     realized and unrealized)                              (3.26)         2.60       (10.81)       4.18        5.37         1.47
                                                        ---------     ---------    ---------   ---------   ---------    ---------
       Total from investment operations                    (2.98)         2.69       (10.28)       4.67        5.90         1.85
                                                        ---------     ---------    ---------   ---------   ---------    ---------

Less distributions:
   Dividends from net investment income                        -         0.57          0.47        0.11        0.53         0.34
   Distributions from capital gains                            -            -          4.79        0.45           -            -
                                                        ---------     ---------    ---------   ---------   ---------    ---------
       Total distributions                                     -         0.57          5.26        0.56        0.53         0.34
                                                        ---------     ---------    ---------   ---------   ---------    ---------
Net asset value, end of period                            $36.59       $39.57        $37.45      $52.99      $48.88       $43.51
                                                        =========     =========    =========   =========   =========    =========
Total Return                                              (7.53%)(a)    7.19% (a)   (20.92%)      9.63%      13.57%        4.38% (a)
Ratios/supplemental data:
   Net assets, end of period (millions)                 $    395      $   445     $     403   $    531     $    553    $     518
Ratios to average net assets:#
   Net expenses                                            0.58%        0.58%         0.58%      0.60%        0.59%        0.61%
   Net investment income                                   1.44%        1.34%         1.31%      0.92%        1.08%        1.04%
   Expenses without reimbursements                         0.58%        0.58%         0.59%      0.60%        0.59%        0.61%
   Net investment income without reimbursements            1.44%        1.34%         1.30%      0.92%        1.08%        1.04%
---------------------------------------------------------------------------------------------------------------------------------

 *  Commencement of operations.
 #  Short periods have been annualized.
(a) Not annualized.
  ^ The Fund changed its fiscal year end from October 31 to December 31.

                       See notes to finacial statements.

GROWTH AND INCOME PORTFOLIO
Portfolio of Investments

As of June 30, 2002 (unaudited)
(Amounts in thousands)

   SHARES     ISSUER                                                    VALUE
-------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 98.2%
             COMMON STOCKS -- 98.2%
             Aerospace -- 1.7%
       95    General Dynamics Corp.                                 $  10,103
      193    United Technologies Corp.                                 13,112
                                                                    ---------
                                                                       23,215
             APPAREL -- 0.7%
       84    Nike, Inc., Class B                                        4,501
      121    VF Corp.                                                   4,737
                                                                    ---------
                                                                        9,238
             AUTOMOTIVE -- 1.2%
      117    AutoZone, Inc. *                                           9,044
      409    Ford Motor Co.                                             6,545
                                                                    ---------
                                                                       15,589
             BANKING -- 10.8%
      212    Bank of America Corp.                                     14,909
      436    BB&T Corp.                                                16,837
      385    PNC Financial Services Group, Inc.                        20,107
      294    SunTrust Banks, Inc.                                      19,930
      233    The Bank of New York Co., Inc.                             7,847
      844    U.S. Bancorp                                              19,700
      140    Wachovia Corp.                                             5,349
      365    Washington Mutual, Inc.                                   13,541
      533    Wells Fargo & Co.                                         26,678
                                                                    ---------
                                                                      144,898
             BROADCASTING/CABLE -- 1.2%
      150    Clear Channel Communications, Inc. *                       4,803
      179    EchoStar Communications Corp., Class A *                   3,326
      718    General Motors - Hughes Electronics Corp.,
               Class H *                                                7,467
                                                                    ---------
                                                                       15,596
             BUSINESS SERVICES -- 1.0%
      278    Cendant Corp. *                                            4,419
      338    Equifax, Inc.                                              9,121
                                                                    ---------
                                                                       13,540
             CHEMICALS -- 1.3%
      383    E.I. DuPont de Nemours & Co.                              17,019

             COMPUTERS/COMPUTER HARDWARE -- 2.3%
      734    Hewlett-Packard Co.                                       11,214
      130    International Business Machines Corp.                      9,389
      192    Lexmark International, Inc. *                             10,423
                                                                    ---------
                                                                       31,026
             CONSUMER PRODUCTS -- 2.7%
      108    Black & Decker Corp.                                       5,182
      717    Philip Morris Companies, Inc.                             31,305
                                                                    ---------
                                                                       36,487
             DIVERSIFIED -- 1.0%
      202    General Electric Co.                                       5,871
      603    Tyco International LTD (Bermuda)                           8,145
                                                                    ---------
                                                                       14,016

                       See notes to financial statements.

   SHARES     ISSUER                                                    VALUE
-------------------------------------------------------------------------------------
             ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.5%
      132    Emerson Electric Co.                                   $   7,037

             ENVIRONMENTAL SERVICES -- 0.8%
      398    Waste Management, Inc.                                    10,368

             FINANCIAL SERVICES -- 11.8%
      518    American Express Co.                                      18,799
    1,598    Citigroup, Inc.                                           61,936
      313    Fannie Mae                                                23,106
      337    Golden West Financial Corp.                               23,165
      214    Merrill Lynch & Co., Inc.                                  8,647
      182    Morgan Stanley Dean Witter & Co.                           7,828
       51    SLM Corp.                                                  4,952
      262    T. Rowe Price Group, Inc.                                  8,624
                                                                    ---------
                                                                      157,057
             FOOD/BEVERAGE PRODUCTS -- 3.0%
      122    Anheuser-Busch Companies, Inc.                             6,120
      101    Brown-Forman Corp., Class B                                6,969
      527    Kraft Foods, Inc., Class A                                21,581
      126    PepsiCo, Inc.                                              6,078
                                                                    ---------
                                                                       40,748
             HEALTH CARE/HEALTH CARE SERVICES -- 1.8%
      115    Tenet Healthcare Corp. *                                   8,228
      202    WellPoint Health Networks, Inc. *                         15,749
                                                                    ---------
                                                                       23,977
             INSURANCE -- 8.9%
      546    American International Group, Inc.                        37,251
      127    CIGNA Corp.                                               12,333
      177    Hartford Financial Services Group, Inc.                   10,544
      546    John Hancock Financial Services, Inc.                     19,205
      133    Marsh & McLennan Companies, Inc.                          12,857
       80    MGIC Investment Corp.                                      5,424
      250    Prudential Financial, Inc. *                               8,340
      156    Safeco Corp.                                               4,831
      494    Travelers Property Casualty Corp., Class A *               8,735
                                                                    ---------
                                                                      119,520
             MACHINERY & ENGINEERING EQUIPMENT -- 0.5%
      194    Dover Corp.                                                6,783

             MANUFACTURING -- 0.9%
      353    Honeywell International, Inc.                             12,436

             METALS/MINING -- 1.0%
      419    Alcoa, Inc.                                               13,896

             MULTI-MEDIA -- 6.0%
    1,507    AOL Time Warner, Inc. *                                   22,171
       80    E.W. Scripps Co., Class A                                  6,160
      310    Gannett Co., Inc.                                         23,506
    1,071    Liberty Media Corp., Class A *                            10,705

                       See notes to financial statements.

   SHARES     ISSUER                                                    VALUE
-------------------------------------------------------------------------------------
      271    Viacom, Inc., Class B *                                $  12,032
      299    Walt Disney Co.                                            5,644
                                                                    ---------
                                                                       80,218
             OIL & GAS -- 14.6%
      215    Burlington Resources, Inc.                                 8,170
      603    ChevronTexaco Corp.                                       53,355
      300    Conoco, Inc.                                               8,340
      304    Devon Energy Corp.                                        14,991
    2,067    Exxon Mobil Corp.                                         84,569
      190    Phillips Petroleum Co.                                    11,187
      257    Royal Dutch Petroleum Co., N.Y.
               Registered Shares (The Netherlands)                     14,193
                                                                    ---------
                                                                      194,805
             PACKAGING -- 0.5%
      159    Sealed Air Corp. *                                         6,383

             PAPER/FOREST PRODUCTS -- 0.7%
      136    Weyerhaeuser Co.                                           8,709

             PHARMACEUTICALS -- 1.7%
      119    Bristol-Myers Squibb Co.                                   3,051
      401    Pfizer, Inc.                                              14,024
      117    Wyeth                                                      5,996
                                                                    ---------
                                                                       23,071
             PIPELINES -- 0.6%
      422    El Paso Corp.                                              8,706

             REAL ESTATE INVESTMENT TRUST -- 0.7%
      250    Public Storage, Inc.                                       9,260

             RESTAURANTS/FOOD SERVICES -- 1.0%
      340    McDonald's Corp.                                           9,673
      110    Outback Steakhouse, Inc. *                                 3,861
                                                                    ---------
                                                                       13,534
             RETAILING -- 1.6%
      565    Circuit City Stores, Inc.                                 10,584
      340    The May Department Stores Co.                             11,190
                                                                    ---------
                                                                       21,774
             SEMI-CONDUCTORS -- 0.8%
      473    Texas Instruments, Inc.                                   11,217

             TELECOMMUNICATIONS -- 10.7%
      272    Alltel Corp.                                              12,775
    2,419    AT&T Corp.                                                25,884
      743    BellSouth Corp.                                           23,411
    1,058    SBC Communications, Inc.                                  32,257
      939    Sprint Corp. - PCS Group *                                 4,198
    1,100    Verizon Communications, Inc.                              44,181
                                                                    ---------
                                                                      142,706

                       See notes to financial statements.

   SHARES     ISSUER                                                    VALUE
-------------------------------------------------------------------------------------
             UTILITIES -- 6.2%
      456    Consolidated Edison, Inc.                             $   19,051
      316    Dominion Resources, Inc.                                  20,919
      343    Duke Energy Corp.                                         10,664
      400    Energy East Corp.                                          9,040
      372    FirstEnergy Corp.                                         12,401
      215    TXU Corp.                                                 11,088
                                                                    ---------
                                                                       83,163
                                                                    ---------
             Total Common Stocks                                    1,315,992
             (Cost $1,397,707)
-------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENT -- 1.8%

             MONEY MARKET FUND -- 1.8%

   23,722    JPMorgan Prime Money Market Fund (a)                      23,722
             (Cost $23,722)
-------------------------------------------------------------------------------------
             Total Investments -- 100.0%                           $1,339,714
             (Cost $1,421,429)
-------------------------------------------------------------------------------------

ABBREVIATIONS:
*       -- Non-income producing security.
(a)     -- Affiliated. Money Market Fund registered under the Investment Company
           Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Statement of Assets & Liabilities

As of June 30, 2002 (unaudited)
(Amounts in Thousands)

   ASSETS:
     Investment securities, at value                        $1,339,714
     Receivables:
       Interest and dividends                                    1,465
--------------------------------------------------------------------------
   Total Assets                                              1,341,179
--------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Due to custodian                                              2
     Accrued liabilities:
       Investment advisory fees                                    453
       Administration fees                                          57
       Trustees' fees                                              213
       Other                                                        70
--------------------------------------------------------------------------
   Total Liabilities                                               795
--------------------------------------------------------------------------
   NET ASSETS APPLICABLE TO INVESTORS'
   BENEFICIAL INTERESTS                                     $1,340,384
--------------------------------------------------------------------------
   Cost of investments                                      $1,421,429
==========================================================================

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Statement of Operations

For the six months ended June 30, 2002 (unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividend                                                              $  14,863
     Dividend income from affiliated investments*                                326
     Foreign taxes withheld                                                      (59)
----------------------------------------------------------------------------------------
   Total investment income                                                    15,130
----------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                  3,029
     Administration fees                                                         379
     Custodian fees                                                               38
     Accounting fees                                                              19
     Professional fees                                                            11
     Trustees' fees                                                                4
     Other                                                                         9
----------------------------------------------------------------------------------------
   Total expenses                                                              3,489
----------------------------------------------------------------------------------------
     Less earnings credit                                                          1
----------------------------------------------------------------------------------------
     Net expenses                                                              3,488
----------------------------------------------------------------------------------------
   Net investment income                                                      11,642
========================================================================================
   REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from investments                25,433
     Change in net unrealized appreciation/depreciation of investments      (147,716)
========================================================================================
     Net realized and unrealized gain (loss) on investments                 (122,283)
========================================================================================
     Net increase (decrease) in net assets from operations                 $(110,641)
========================================================================================
 * Includes reimbursements of investment advisory and administration fees  $      26
========================================================================================

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Statement of Changes in Net Assets

For the periods indicated (unaudited)
(Amounts in Thousands)

                                                            1/1/02        11/1/01        YEAR
                                                            THROUGH       THROUGH        ENDED
                                                            6/30/02      12/31/01      10/31/01
---------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
     Net investment income                                $   11,642    $    3,848    $   26,634
     Net realized gain (loss) on investments                  25,433        17,644       (10,366)
     Change in net unrealized appreciation/
      depreciation of investments                           (147,716)       87,293      (441,285)
---------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        from operations                                     (110,641)      108,785      (425,017)
---------------------------------------------------------------------------------------------------
   TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTEREST:
     Contributions                                            81,337        26,774       206,437
     Withdrawals                                            (220,272)      (64,930)     (469,439)
---------------------------------------------------------------------------------------------------
      Increase (decrease) from transactions in
        investors' beneficial interest                      (138,935)      (38,156)     (263,002)
---------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets             (249,576)       70,629      (688,019)
     NET ASSETS:
     Beginning of period                                   1,589,960     1,519,331     2,207,350
---------------------------------------------------------------------------------------------------
     End of period                                        $1,340,384    $1,589,960    $1,519,331
===================================================================================================

                      See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Notes to Financial Statements (unaudited)

1. ORGANIZATION

Growth and Income Portfolio ("GIP") (the "Portfolio") is separately registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a non-diversified, open end management investment company organized as a trust under the laws of the State of New York. The declaration of trust permits the Trustees to issue beneficial interests in the the Portfolio. The GIP commenced operations on November 19, 1993.

2. SIGNIFICANT ACCOUNTING PRINCIPLES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
PORTFOLIO:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by the Portfolio will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS -- It is the Portfolio's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolio's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

C. FUTURES CONTRACTS -- When the Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Portfolio makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the Portfolio in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subject the Portfolio to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contract. Use of short futures contracts subject the Portfolio to unlimited losses.

The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2002, the Portfolio had no outstanding futures contracts.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

E. EXPENSES -- Expenses directly attributable to the Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.

F. FEDERAL INCOME TAXES -- The Portfolio intends to continue to qualify as a partnership and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolio. The investors in the Portfolio must take into account their proportionate share of the Portfolio's income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio does not intend to distribute to investors its net investment income or its net realized gains, if any. It is intended that the Portfolio will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") acts as the investment adviser to the Portfolio. JPMFAM is a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"). The Adviser supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.40% of the Portfolio's average daily net assets.

The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any duplicate investment advisory, administration and shareholder servicing fees related to the Portfolio's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB (the "Administrator"), provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.05% of the Portfolio's average daily net assets.

C. CUSTODIAN FEES -- JPMCB provides portfolio custody services for the Portfolio. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by the Portfolio, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

4. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2002, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

------------------------------------
     PURCHASES          SALES
  (EXCLUDING U.S.  (EXCLUDING U.S.
    GOVERNMENT)      GOVERNMENT)
------------------------------------
    $ 746,662        $ 831,613
------------------------------------

5. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2002, are as follows (amounts in thousands):.

------------------------------------------------------------------------
                     GROSS             GROSS         NET UNREALIZED
    AGGREGATE      UNREALIZED        UNREALIZED       APPRECIATION/
      COST        APPRECIATION      DEPRECIATION     (DEPRECIATION)
------------------------------------------------------------------------
  $ 1,421,429      $ 101,086       $ (182,801)        $ (81,715)
------------------------------------------------------------------------

6. BANK BORROWINGS

Pursuant to a Line of Credit Agreement dated April 12, 2002, the Portfolio may borrow money for temporary or emergency purposes. The Portfolio has entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $400 million, collectively. Interest is charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio also pays a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro rata basis to the Portfolio. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 11, 2003.

Prior to April 12, 2002, the Portfolio could borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets were repaid before the Portfolio could make additional investments. The Portfolio had entered into an agreement, which enabled them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $350 million, collectively. Interest was charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio would also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which was allocated on a pro rata basis to the Portfolio. This Agreement expired on April 12, 2002.

The Portfolio had no borrowings outstanding at June 30, 2002, nor at any time during the six months then ended.

GROWTH AND INCOME PORTFOLIO
Supplementary Data (unaudited)

                                                                    1/1/02   11/1/01      YEAR ENDED OCTOBER 31,
                                                                    THROUGH  THROUGH   ------------------------------
                                                                    6/30/02 12/31/01*  2001   2000  1999   1998  1997
                                                                    ------- --------   ----   ----  ----   ----  ----
Ratios to average net assets: #
 Net expenses                                                          0.47%    0.46%  0.47%  0.47% 0.47%  0.47% 0.47%
 Net investment income                                                 1.55%    1.45%  1.43%  1.05% 1.20%  1.21% 1.61%
 Expenses without reimbursements and earnings credits                  0.47%    0.46%  0.48%  0.47% 0.47%  0.47% 0.47%
 Net investment income without reimbursements and earnings credits     1.55%    1.45%  1.42%  1.05% 1.20%  1.21% 1.61%
Portfolio turnover rate                                                  50%       0%    12%    30%  125%   113%   62%
Total Return                                                           (7.0%)    7.1% (18.7%)  9.1% 14.1%   8.7% 30.7%
========================================================================================================================

* The Portfolio changed its fiscal year end from October 31 to December 31. # Short periods have been annualized.

                       See notes to financial statements.